Income Tax - Schedule of Loss Before Income Taxes (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes	¥ 42,710,481	$ 5,962,152	¥ (32,703,851)	¥ (6,119,023)	¥ (149,847,421)	$ (20,529,014)	¥ (156,970,922)	¥ (119,132,855)
Chinese mainland [Member]
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes					19,018,092		(26,949,379)	(5,321,124)
Hong Kong [Member]
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes					(19,952,560)		(22,030,473)	(9,743,991)
Cayman Islands [Member]
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes					(102,862,712)		(101,652,195)	(104,067,740)
United states [Member]
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes					¥ (46,050,241)		¥ (6,338,875)